Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts receivable net
Schedule of components of accounts receivable
	September 30,	September 30,
	2023	2022

Trade accounts receivable	$29,509,165	$19,095,539
Less: allowance for doubtful accounts	(496,299)	(330,990)
Accounts receivable, net	$29,012,866	$18,764,549

Schedule of allowance for doubtful accounts
	September 30,	September 30,
	2023	2022

Balance at beginning of year	$330,990	-
Addition to allowance for doubtful accounts	179,562	358,218
Translation adjustments	(14,253)	(27,228)
Balance at end of year	$496,299	$330,990